AB Small Cap Value Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Financials – 26.1%
Banks – 20.7%
1st Source Corp.	119,300	$7,742,570
Amalgamated Financial Corp.	172,400	5,594,380
Associated Banc-Corp.	303,102	7,532,085
Bank of Marin Bancorp	162,041	3,950,560
BankUnited, Inc.	216,763	8,145,954
Berkshire Hills Bancorp, Inc.	147,738	4,209,056
Comerica, Inc.	71,362	4,590,717
First BanCorp/Puerto Rico	393,686	7,665,066
First Bancorp/Southern Pines NC	189,410	7,947,644
First Hawaiian, Inc.	255,160	6,866,356
Heritage Financial Corp./WA	315,306	7,967,783
Independent Bank Corp.	24,771	1,698,300
Nicolet Bankshares, Inc.	73,550	8,816,438
Pacific Premier Bancorp, Inc.	291,060	6,953,423
Peoples Bancorp, Inc./OH	107,431	3,437,792
Premier Financial Corp.	159,659	4,476,838
Texas Capital Bancshares, Inc.(a)	102,039	8,077,407
TriCo Bancshares	159,339	6,966,301
WSFS Financial Corp.	155,593	8,447,144

		121,085,814

Capital Markets – 1.4%
Federated Hermes, Inc.	206,923	8,018,266

Financial Services – 2.5%
NCR Atleos Corp.(a)	263,347	7,489,589
Walker & Dunlop, Inc.	79,617	6,820,788

		14,310,377

Insurance – 1.5%
Hanover Insurance Group, Inc. (The)	51,990	8,865,855

		152,280,312

Industrials – 17.2%
Building Products – 1.6%
Masterbrand, Inc.(a)	283,290	3,963,227
Tecnoglass, Inc.	73,425	5,408,486

		9,371,713

Commercial Services & Supplies – 3.5%
ABM Industries, Inc.	137,160	7,451,903
MillerKnoll, Inc.	366,297	7,875,385
Pursuit Attractions & Hospitality, Inc.(a)	127,261	5,052,262

		20,379,550

Construction & Engineering – 4.7%
BrightView Holdings, Inc.(a)	471,900	6,332,898
Fluor Corp.(a)	133,661	5,083,128
Great Lakes Dredge & Dock Corp.(a)	665,355	5,648,864
Hayward Holdings, Inc.(a)	448,254	6,495,200
MasTec, Inc.(a)	30,615	3,998,013

		27,558,103

Company	Shares	U.S. $ Value

Ground Transportation – 1.2%
ArcBest Corp.	84,746	$6,675,442

Machinery – 5.3%
Blue Bird Corp.(a)	175,174	6,155,614
Gates Industrial Corp. PLC(a)	269,683	5,835,940
Hillman Solutions Corp.(a)	526,964	5,143,169
JBT Marel Corp.	68,751	9,075,132
REV Group, Inc.	154,870	4,723,535

		30,933,390

Professional Services – 0.9%
Franklin Covey Co.(a)	169,949	5,434,969

		100,353,167

Consumer Discretionary – 13.0%
Automobile Components – 2.2%
Adient PLC(a)	381,870	6,045,002
BorgWarner, Inc.	222,477	6,623,140

		12,668,142

Automobiles – 1.1%
Winnebago Industries, Inc.	151,600	6,126,156

Diversified Consumer Services – 1.4%
ADT, Inc.	1,020,139	8,354,939

Hotels, Restaurants & Leisure – 0.4%
Dine Brands Global, Inc.	92,565	2,321,530

Household Durables – 0.9%
Taylor Morrison Home Corp.(a)	84,418	5,203,526

Leisure Products – 0.6%
Topgolf Callaway Brands Corp.(a)	569,040	3,715,831

Specialty Retail – 5.2%
AutoNation, Inc.(a)	43,956	8,016,256
Build-A-Bear Workshop, Inc.	175,445	7,179,209
Genesco, Inc.(a)	150,090	5,488,791
Group 1 Automotive, Inc.	21,186	9,736,662

		30,420,918

Textiles, Apparel & Luxury Goods – 1.2%
Hanesbrands, Inc.(a)	1,169,460	7,051,844

		75,862,886

Information Technology – 9.8%
Communications Equipment – 3.1%
Calix, Inc.(a)	125,769	4,655,968
Extreme Networks, Inc.(a)	449,942	6,951,604
Harmonic, Inc.(a)	660,983	6,814,735

		18,422,307

Electronic Equipment, Instruments & Components – 1.6%
Belden, Inc.	30,733	3,381,552

Company	Shares	U.S. $ Value

TTM Technologies, Inc.(a)	236,039	$5,690,900

		9,072,452

IT Services – 0.4%
Grid Dynamics Holdings, Inc.(a)	133,983	2,521,560

Semiconductors & Semiconductor Equipment – 4.0%
Amkor Technology, Inc.	191,069	4,031,556
FormFactor, Inc.(a)	185,410	6,174,153
Ichor Holdings Ltd.(a)	140,113	4,103,910
Penguin Solutions, Inc.(a)	451,274	8,993,891

		23,303,510

Software – 0.7%
ACI Worldwide, Inc.(a)	73,285	4,202,895

		57,522,724

Real Estate – 9.1%
Diversified REITs – 0.9%
Broadstone Net Lease, Inc.	302,390	5,095,272

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	41,431	4,097,112

Industrial REITs – 1.9%
First Industrial Realty Trust, Inc.	116,770	6,665,231
STAG Industrial, Inc.	123,414	4,440,436

		11,105,667

Office REITs – 1.3%
COPT Defense Properties	280,700	7,587,321

Residential REITs – 1.7%
Independence Realty Trust, Inc.(b)	471,080	10,269,544

Retail REITs – 2.0%
Acadia Realty Trust	341,025	7,864,036
NETSTREIT Corp.(b)	255,980	3,829,461

		11,693,497

Specialized REITs – 0.6%
National Storage Affiliates Trust	91,315	3,526,585

		53,374,998

Materials – 7.6%
Chemicals – 5.3%
AdvanSix, Inc.	232,616	6,494,639
Avient Corp.	165,389	7,073,687
Ecovyst, Inc.(a)	1,005,404	6,826,693
Element Solutions, Inc.	133,961	3,497,722
Methanex Corp.	154,727	6,814,177

		30,706,918

Containers & Packaging – 2.3%
O-I Glass, Inc.(a)	668,753	7,670,597

Company	Shares	U.S. $ Value

Silgan Holdings, Inc.	111,569	$6,059,313

		13,729,910

		44,436,828

Energy – 6.4%
Energy Equipment & Services – 1.3%
Cactus, Inc. - Class A	149,432	7,851,157

Oil, Gas & Consumable Fuels – 5.1%
Magnolia Oil & Gas Corp. - Class A	378,221	8,854,154
Matador Resources Co.	168,759	8,832,846
NexGen Energy Ltd.(a) (b)	754,110	3,989,242
Northern Oil & Gas, Inc.	259,129	8,162,563

		29,838,805

		37,689,962

Utilities – 3.2%
Electric Utilities – 3.2%
IDACORP, Inc.	71,545	8,435,871
TXNM Energy, Inc.	192,610	10,063,872

		18,499,743

Consumer Staples – 2.7%
Food Products – 1.3%
Nomad Foods Ltd.	402,872	7,614,281

Household Products – 1.4%
WD-40 Co.	34,080	8,132,169

		15,746,450

Communication Services – 2.4%
Media – 2.4%
Criteo SA (Sponsored ADR)(a)	197,313	7,657,717
Nexstar Media Group, Inc.	37,265	6,303,375

		13,961,092

Health Care – 2.2%
Health Care Equipment & Supplies – 0.6%
Integra LifeSciences Holdings Corp.(a)	164,210	3,811,314

Health Care Providers & Services – 1.6%
Pediatrix Medical Group, Inc.(a)	629,186	9,293,077

		13,104,391

Total Common Stocks (cost $530,067,680)		582,832,553

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(c) (d) (e) (cost $2,345,006)	2,345,006	2,345,006

U.S. $ Value

Total Investments – 100.1% (cost $532,412,686)(f)	$585,177,559
Other assets less liabilities – (0.1)%	(532,905)

Net Assets – 100.0%	$584,644,654

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,038,416 and gross unrealized depreciation of investments was $(34,273,543), resulting in net unrealized appreciation of $52,764,873.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Small Cap Value Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$582,832,553	$—	$—	$582,832,553
Short-Term Investments	2,345,006	—	—	2,345,006

Total Investments in Securities	585,177,559	—	—	585,177,559
Other Financial Instruments(b)	—	—	—	—

Total	$585,177,559	$—	$—	$585,177,559

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,458	$45,675	$45,788	$2,345	$71
AB Government Money Market Portfolio*	2,827	7,430	10,257	0	10
Total	$5,285	$53,105	$56,045	$2,345	$81

*	Investments of cash collateral for securities lending transactions.